Note 10 - Unused Lines of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Line of Credit Facility, Remaining Borrowing Capacity	$ 10.4
Federal Home Loan Bank [Member]
Line of Credit Facility, Remaining Borrowing Capacity	36.6
Line of Credit Facility, Amount Outstanding	64
Loans Pledged as Collateral	134.3
Federal Reserve Bank of Richmond [Member]
Line of Credit Facility, Remaining Borrowing Capacity	33.7
Loans Pledged as Collateral	$ 45.5